Capital Stock and Changes in Capital Accounts, Equity Incentive Plan (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Mar. 07, 2023	Apr. 15, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			9,009
Series C Preferred Stock [Member] | Executive Management and Non-Executive Directors [Member] | 2021 Equity Incentive Plan [Member] | Level 2 [Member]
Equity Incentive Plan [Abstract]
Fair value of awards granted	$ 2,679
Restricted Shares [Member] | 2021 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Unrecognized compensation cost			$ 2,882		$ 1,022
Average period to recognize compensation cost			1 year 2 months 26 days		1 year 3 months 14 days
Restricted Shares [Member] | Executive Management and Non-Executive Directors [Member] | 2021 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Vesting period			2 years
Restricted Shares [Member] | General and Administration Expenses [Member]
Equity Incentive Plan [Abstract]
Compensation cost			$ 819	$ 158
Restricted Shares [Member] | Series C Preferred Stock [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)	3,332
Fair value of awards granted	$ 2,679
Restricted Shares [Member] | Series C Preferred Stock [Member] | 2021 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)	3,332	1,982
Restricted Shares [Member] | Series C Preferred Stock [Member] | Executive Management and Non-Executive Directors [Member] | 2021 Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Awards granted (in shares)	3,332